SCHEDULE OF FINANCE AND OTHER COSTS (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Finance And Other Costs
Accretion expense	$ 1,233		$ 2,894
Interest expense on lease liabilities	7,498		16,993		$ 18,290
Interest expense on notes payable		1,551		2,558
Interest income on GIC	(159)	(533)	(406)	(543)
Interest income on notes receivable	(9,934)		(13,241)
Interest on outstanding trade payables and bank charges	623	9,280	3,728	19,140
Finance and other costs	$ (739)	$ 10,298	$ 9,968	$ 21,155